General Information and Basis of Presentation	6 Months Ended
Jun. 30, 2024
General Information and Basis of Presentation [Abstract]
General information and basis of presentation
1.	General information and basis of presentation

General information

Top KingWin Ltd and its consolidated subsidiaries (collectively referred to as the “Group” or the “Company”) primarily provide three main corporate services, including corporate business training, corporate consulting, advisory and transaction services to its clients in the People’s Republic of China (the “PRC”).

Top KingWin Ltd (Referred as “KingWin”) is a holding company incorporated in Cayman Island on February 16, 2022 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the outstanding share capital of Sky Kingwin Ltd (Referred as “KingWin BVI”) established under the laws of the British Virgin Islands on March 15, 2022. KingWin BVI is also a holding company holding all of the outstanding equity of SKY KINGWIN (HK) LIMITED (Referred as “KingWin HK”) which was incorporated in Hong Kong on April 19, 2022. KingWin HK is a holding company holding all of the outstanding equity of Guangdong Tiancheng Jinhui Enterprise Development Co., Ltd. (Referred as “Tiancheng Jinhui”) which was established on October 25, 2018 under the law of the PRC.

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

The accompanying unaudited interim condensed consolidated balance sheet as of June 30, 2024, the unaudited interim condensed consolidated statements of (loss) income and comprehensive (loss) income and cash flows for the six months ended June 30, 2024 and 2023, and the related footnote disclosures are unaudited. These unaudited interim condensed consolidated financial statements of the Company are prepared in accordance with U.S. GAAP for interim financial statements using accounting policies that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2023. These unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all normal recurring adjustments necessary to present fairly the consolidated financial position, operating results and cash flows of the Company for each of the periods presented. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2023.